                      Oppenheimer Large Cap Growth Fund
                  Supplement dated September 21, 2001 to the
                      Prospectus dated January 30, 2001

The Prospectus is changed as follows:

1.    The supplement dated August 13, 2001 is withdrawn.
 .
2.    The  following  is added at the end of the section  titled "How the Fund is Managed" on page 11:

 THE  SUB-ADVISER.  On  September  12,  2001,  the  Manager  retained  Trinity
      Investment  Management,  Inc  ("Trinity") as the  Sub-Adviser to provide day-to-day  portfolio  management for the Fund.  Trinity has operated as an investment  advisor since its  organization  in 1980, and is a wholly
      owned  subsidiary  of  Oppenheimer   Acquisition  Corp.,  the  Manager's
      immediate  parent.   Trinity,   located  at  301  North  Spring  Street,
      Bellefonte,  Pennsylvania  16823,  also serves as  sub-advisor  to other
      investment   companies  for  which  the  Manager  serves  as  investment advisor.  The Manager,  not the Fund, pays the Sub-Advisor an annual fee
      under  the   Sub-Advisory   Agreement   between   the  Manager  and  the
      Sub-Advisor.

         Under the  Sub-Advisory  Agreement,  the Manager pays the Sub-Adviser an annual fee in monthly  installments,  based on the average  daily net assets  of  the  Fund.  The  fee  paid  to  the  Sub-Adviser  under  the
      Sub-Advisory  Agreement is paid by the Manager, not by the Fund. The fee declines  on  additional  assets as the Fund  grows:  0.25% of the first
      $150  million  of average  annual  net assets of the Fund,  0.17% of the next $350 million,  and 0.14% of average  annual net assets in excess of
      $500 million.

3.    The  paragraph  captioned  "Class N  Shares"  under  the  heading  "What
Classes of Shares Does the Fund  Offer?" on page 14 is revised by deleting the first three  sentences  of that section and  replacing  it with the  following sentence:  "If  you  buy  Class  N  shares  (available  only  through  certain retirement  plans),  you pay no sales charge at the time of purchase,  but you will pay an annual asset-based sales charge."

                                                            continued

4.    The  first  and  second  sentences  of the  section  captioned  "Class A
Contingent  Deferred  Sales  Charge" on page 17 are deleted and replaced  with the following:

      There is no initial  sales charge on  non-retirement  plan  purchases of
      Class A shares of any one or more of the Oppenheimer  funds  aggregating
      $1 million or more,  or for certain  purchases  by  particular  types of retirement  plans that were  permitted to purchase  such shares prior to
      March  1,  2001.  (After  March  1,  2001,   retirement  plans  are  not
      permitted  to make  initial  purchases  of Class A shares  subject  to a contingent  deferred  sales  charge.)  The  Distributor  pays dealers of record  commissions  in an  amount  equal  to  1.0% of  purchases  of $1 million or more other than by those grandfathered retirement accounts.

5.    The  following  sentence in the section  captioned  "Class A  Contingent
Deferred  Sales Charge" on page 17 is deleted:  "That  commission  will not be paid on  purchases of shares in amounts of $1 million or more  (including  any right of  accumulation)  by a retirement  plan that pays for the purchase with the  redemption  proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year."

6.    The following is added after "Can You Reduce Class A Sales  Charges?" on page 17:

      Purchases  by  Certain  Retirement  Plans.  There  is no  initial  sales charge on  purchases  of Class A shares  of any one or more  Oppenheimer funds by  retirement  plans that have $10 million or more in plan assets and that have entered  into a special  agreement  with the  Distributor, and by retirement  plans which are part of a retirement  plan product or platform offered by certain banks,  broker-dealers,  financial advisors, insurance  companies or recordkeepers  which have entered into a special agreement with the  Distributor.  There is no contingent  deferred sales charge upon the  redemption of such shares.  The  Distributor  currently pays  dealers of record  concessions  in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement plans from its own resources  at the  time of  sale.  That  concession  will not be paid on purchases  of shares  by a  retirement  plan  made  with the  redemption proceeds of Class N shares of one or more Oppenheimer  funds held by the plan for more than (18) months.

                                                            continued

7.    The first  paragraph  in "How Can You Buy Class N Shares?" on page 18 is revised to read as follows:

      Class N shares are offered  only  through  retirement  plans  (including
      IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds  or  through  retirement  plans  (not including  IRAs and 403(b)  plans)  that have assets of $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of  Class N
      shares"  in  the   Statement  of   Additional   Information   for  other
      circumstances where Class N shares are available for purchase.

8.    The  following  is  added  to  the  end  of  the  last  paragraph  under
"Distribution  and  Service  Plans for Class B, Class C and Class N Shares" on
page 20:

      That sales  concession on the sale of Class N shares will not be paid on
      (i)  purchases  of Class N shares in  amounts of  $500,000  or more by a retirement plan that pays for the purchase with the redemption  proceeds of Class C shares of one or more Oppenheimer  funds held by the plan for
      more    than    one    year    (other    than    rollovers    from    an
      OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the Oppenheimer  funds), (ii) purchases of Class N shares in amounts  of  $500,000  or more by a  retirement  plan  that pays for the purchase with the  redemption  proceeds of Class A shares of one or more
      Oppenheimer      funds     (other     than     rollovers     from     an
      OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the  Oppenheimer  funds),  and (iii) on purchases of Class N shares by an  OppenheimerFunds  - sponsored  Pinnacle or Ascender 401(k)
      plan made with the redemption  proceeds of Class A shares of one or more
      Oppenheimer funds.

9.    The third  sentence  of the  paragraph  "OppenheimerFunds  Internet  Web
Site" under the heading  Special  Investor  Services on page 21 is deleted and replaced with the following:

      To perform account  transactions or obtain account  information  online, you must first obtain a user I.D. and password on that web site.

September 21, 2001                                            PS0775.011

Oppenheimer Large Cap Growth Fund
6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional  Information dated January 30, 2001, revised September
21, 2001

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  January  30,  2001.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,
Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free  number shown above, or by downloading it from the OppenheimerFunds  Internet web site at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

About Your Account

Financial Information About the Fund

                                      43
ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its goal.  It may use some of the special  investment  techniques  and strategies at some times or not at all.

      In seeking to outperform its benchmark,  the Russell 1000(R)Growth Index, the Fund will allocate its common stock  investments among industry sectors in a manner  generally  comparable to the sector  weightings in the Russell 1000(R)
Growth  Index.  The  Fund  anticipates  that  its  sector  allocations,  as  a percentage of its common stock investments,  to larger capitalized  industries will  generally  be no more  than two times  that  sector's  weighting  in the
Russell  1000(R)Growth  Index,   while  its  sector   allocations  to  smaller
capitalized  industries  will  generally  be no more  than  three  times  that sectors  weighting in the Russell  1000(R)Growth  Index.  "Larger" or "smaller"
capitalized  industries  for this purpose will be  determined  by the relative size of the sector  within the Russell  1000(R)Growth  Index,  with any sector representing  approximately  10% or more of the index  being  considered  as a
"larger" industry.  If these sector allocation  guidelines result in less than
10% of the Fund's total assets,  at the time of purchase,  invested in any one sector of the Russell  1000(R)Growth  Index,  the Fund  reserves  the right to invest up to 10% of its total assets in that sector.

      |X| Investments in Equity  Securities.  The Fund focuses its investments in common stocks and other equity  securities  issued by companies  within the
Russell 1000(R)Growth Index.  Other equity securities include preferred stocks, rights and warrants, and securities convertible into common stock.

      Current income is not a criterion used to select  portfolio  securities.
However,  certain debt securities can be selected for the Fund's portfolio for defensive purposes  (including debt securities that the Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

      |_| Growth  Companies.  Growth  companies are those  companies  that the
Manager believes are entering into a growth cycle in their business,  with the expectation  that their stock will increase in value.  They may be established companies as well as newer companies in the development stage.

      Growth  companies  might have a variety of  characteristics  that in the
Manager's  view define them as "growth"  issuers.  They might be generating or applying new  technologies,  new or improved  distribution  techniques  or new services.  They  might  own  or  develop  natural  resources.  They  might  be companies that can benefit from changing  consumer  demands or lifestyles,  or companies  that have  projected  earnings  in excess of the  average for their sector or  industry.  In each  case,  they  have  prospects  that the  Manager believes are  favorable for the long term.  The portfolio  manager of the Fund looks for growth companies with strong,  capable  management,  sound financial and accounting  policies,  successful  product  development  and marketing and other factors.

            |_| Convertible  Securities.  While  convertible  securities are a form of debt  security,  in many  cases  their  conversion  feature  (allowing conversion into equity  securities) causes them to be regarded more as "equity equivalents."  As a result,  the  rating  assigned  to the  security  has less impact on the  Manager's  investment  decision  with  respect  to  convertible securities  than  in the  case of  non-convertible  fixed  income  securities.
Convertible  securities  are  subject to the credit  risks and  interest  rate risks described below in "Debt Securities."

      To  determine  whether  convertible  securities  should be  regarded  as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number  of  shares  of  common  stock  of the issuer,
(2)   whether  the  issuer of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock  on  a  fully  diluted  basis
         (considering   the   effect   of   conversion   of  the   convertible
         securities), and
(3)   the extent to which the convertible  security may be a defensive "equity
         substitute,"   providing   the   ability   to   participate   in  any
         appreciation in the price of the issuer's common stock.

      |X| Foreign  Securities.  "Foreign  securities"  include equity and debt securities of companies  organized  under the laws of countries other than the
United States and of  governments  other than the U.S.  government.  They also include securities of companies  (including those that are located in the U.S.
or  organized  under  U.S.  law) that  derive a  significant  portion of their revenue or profits  from foreign  businesses,  investments  or sales,  or that have a  significant  portion  of their  assets  abroad.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or
traded  in  the  U.S.   over-the-counter   markets  are  considered   "foreign
securities"  for the purpose of the Fund's  investment  allocations.  They are subject to some of the  special  considerations  and risks,  discussed  below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities for investing but also present special additional
risks  and  considerations  not  typically   associated  with  investments  in
domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency
         rates  or  currency  control   regulations  (for  example,   currency
         blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign  countries  comparable  to those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
         U.S.;
o     less  governmental  regulation of foreign  issuers,  stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
         taxation,  political,  financial  or social  instability  or  adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   Government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund traded its  portfolio  securities  during its last fiscal year.
For  example,  if a fund  sold all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100%. The Fund's  portfolio  turnover rate will  fluctuate  from year to year,  and the Fund might have a  portfolio turnover rate of more than 100% annually.

      Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance.  Additionally, the realization of capital gains from selling portfolio  securities may result in distributions  of taxable  long-term  capital gains to shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      |X| Debt  Securities.  While the Fund does not invest for the purpose of
seeking  current  income,   at  times  certain  debt  securities  (other  than
convertible  debt  securities  described above under the description of equity investments)  may be  selected  for  investment  by  the  Fund  for  defensive purposes,  as described below. For example, when the stock market is volatile, or when the portfolio  manager  believes that growth  opportunities  in stocks are not  attractive,  certain  debt  securities  might  provide not only offer defensive  opportunities but also some opportunities for capital appreciation.
These  investments  could include corporate bonds and notes of foreign or U.S.
companies,  as well as  U.S.  and  foreign  government  securities.  It is not expected that this will be a significant  portfolio strategy of the Fund under normal market circumstances.

            |_| Credit  Risk.  Debt  securities  are  subject to credit  risk.
Credit risk  relates to the  ability of the issuer of a debt  security to make interest  or  principal  payments  on the  security as they become due. If the issuer  fails to pay  interest,  the Fund's  income may be reduced  and if the issuer  fails to repay  principal,  the value of that  bond and of the  Fund's shares may be reduced.  The Manager may rely to some extent on credit  ratings by nationally  recognized  rating  agencies in  evaluating  the credit risk of securities  selected  for  the  Fund's  portfolio.  It may  also  use  its own research and analysis.  Many factors affect an issuer's ability to make timely payments,  and the credit risks of a particular security may change over time.
While  the Fund can  invest in  higher-yielding  lower-grade  debt  securities
(that is,  securities  below  investment  grade),  its debt  investments  will generally be investment grade.  Those are securities rated in the four highest rating  categories  of Standard & Poor's Rating  Service or Moody's  Investors
Service,  Inc.,  or  equivalent  ratings of other  rating  agencies or ratings assigned to a security by the Manager.

            |_|  Interest  Rate  Risks.  In  addition  to credit  risks,  debt securities  are  subject to changes in value when  prevailing  interest  rates change.  When interest rates fall, the values of outstanding  debt  securities generally  rise, and the bonds may sell for more than their face amount.  When interest  rates rise,  the values of  outstanding  debt  securities  generally decline,  and the bonds may sell at a discount  from their  face  amount.  The magnitude of these price  changes is  generally  greater for bonds with longer
maturities.   Therefore,   when  the  average  maturity  of  the  Fund's  debt
securities is longer,  its share price may fluctuate  more when interest rates change.

      |X| Repurchase  Agreements.  The Fund can acquire  securities subject to
repurchase   agreements.   It  may  do  so  for  liquidity  purposes  to  meet
anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities  transactions,  or for temporary defensive  purposes,  as described below.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit  requirements  set by the Fund's  Board of  Trustees  from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its   ability  to  do  so.  The  Manager   will  impose   creditworthiness
requirements  to  confirm  that  the  vendor  is  financially  sound  and will continuously monitor the collateral's value.

      |X|  Illiquid  and  Restricted   Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines the liquidity of certain of the Fund's  investments.  To enable the
Fund to sell its holdings of a restricted  security not  registered  under the
Securities  Act of 1933,  the Fund may have to cause  those  securities  to be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  may  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

      |X|  Loans  of  Portfolio  Securities.   To  raise  cash  for  liquidity
purposes,  the Fund can lend its portfolio securities to brokers,  dealers and other  types  of  financial  institutions  approved  by the  Fund's  Board  of
Trustees.  These  loans are  limited  to not more than 25% of the value of the
Fund's total assets.  The Fund currently does not intend to engage in loans of securities  in the coming year,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are subject to  change),  on each  business  day the loan collateral  must be at least equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of the  U.S.
Government or its agencies or instrumentalities,  or other cash equivalents in which  the Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of interest may be shared with the borrower. The Fund may  also  pay  reasonable  finders',  custodian  and  administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      |X|  Borrowing  for  Leverage.  The Fund has the  ability to borrow from banks on an  unsecured  basis  to  invest  the  borrowed  funds  in  portfolio securities.  This  speculative  technique is known as "leverage." The Fund may borrow only from banks. Under current regulatory requirements,  borrowings can be made only to the  extent  that the  value of the  Fund's  assets,  less its liabilities  other  than  borrowings,  is  equal  to  at  least  300%  of  all borrowings  (including  the  proposed  borrowing).  If the value of the Fund's assets  fails to meet  this 300%  asset  coverage  requirement,  the Fund will reduce its bank debt within three days to meet the requirement.  To do so, the
Fund  might  have to sell a portion of its  investments  at a  disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage.  Additionally, the Fund's net asset value per share might fluctuate  more than that of funds  that do not  borrow.  Currently,  the Fund does not  contemplate  using  this  technique,  but if it does so, it will not likely do so to a substantial degree.

      |X|  Derivatives.  The  Fund  can  invest  in a  variety  of  derivative investments to seek income for liquidity needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.  However, the Fund does not use,  and  does  not  currently  contemplate  using,  derivatives  or  hedging instruments to a significant degree.

      Some  of the  derivative  investments  the  Fund  can use  include  debt exchangeable for common stock of an issuer or "equity-linked  debt securities"
of an issuer. At maturity,  the debt security is exchanged for common stock of the issuer or it is payable  in an amount  based on the price of the  issuer's common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity will be less than the principal  amount of the debt because the price of the issuer's  common stock may not be as high as the
Manager expected.

      |X| Hedging.  Although the Fund does not anticipate the extensive use of hedging  instruments,  the Fund can use  hedging  instruments.  To  attempt to protect  against  declines  in the market  value of the Fund's  portfolio,  to permit  the  Fund  to  retain  unrealized  gains  in the  value  of  portfolio securities which have  appreciated,  or to facilitate  selling  securities for investment reasons, the Fund could:
      |_|   sell futures contracts,
      |_|   buy puts on such futures or on securities, or
      |_|   write covered  calls on  securities or futures.  Covered calls may also be used to increase the Fund's income,  but the Manager does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
      |_|   buy futures, or
      |_|   buy calls on such futures or on securities.

      The Fund's  strategy of hedging with futures and options on futures will be incidental  to the Fund's  activities in the  underlying  cash market.  The particular hedging  instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

      |_| Futures.  The Fund may buy and sell futures contracts that relate to
(1)  broadly-based  stock  indices  (these  are  referred  to as "stock  index futures"),  (2) other broadly based securities  indices (these are referred to as  "financial  futures"),  (3) debt  securities  (these  are  referred  to as
"interest rate  futures"),  (4) foreign  currencies  (these are referred to as
"forward   contracts"),   and  (5)  commodities  (these  are  referred  to  as
"commodity futures").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  They may in some  cases be based on  stocks of  issuers  in a particular  industry or group of  industries.  A stock index assigns  relative values to the common stocks included in the index and its value  fluctuates in response  to the  changes in value of the  underlying  stocks.  A stock  index cannot be purchased or sold directly.  Financial futures are similar contracts based on the  future  value of the  basket of  securities  that  comprise  the index.  These contracts  obligate the seller to deliver,  and the purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the position.

      The Fund can  invests  a portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes  cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      No payment is paid or received by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  Custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

      |_| Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options  ("puts")  and call options  ("calls").  The Fund can buy and sell exchange-traded  and  over-the-counter  put and call options,  including index options,  securities  options,  currency  options,  commodities  options,  and options on the other types of futures described above.

            |_| Writing  Covered  Call  Options.  The Fund can write (that is, sell)  covered  calls.  If the Fund sells a call  option,  it must be covered.
That means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for certain  types of calls,  the call may be covered by segregating  liquid  assets to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 50% of the Fund's total assets may be subject to calls the Fund writes.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case,  the Fund would keep the premium.

      The  Fund's  Custodian,  or  a  securities  depository  acting  for  the
Custodian,  will act as the Fund's escrow agent, through the facilities of the
Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security (that is, the option is "in the  money").  When the Fund  writes an OTC  option,  it will treat as illiquid (for purposes of its  restriction  on holding  illiquid securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for Federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating an equivalent dollar amount of liquid assets. The Fund will segregate  additional liquid  assets if the value of the  segregated  assets drops below 100% of the current value of the future.  Because of this segregation  requirement,  in no circumstances  would  the  Fund's  receipt  of an  exercise  notice as to that future  require the Fund to deliver a futures  contract.  It would  simply put the  Fund in a short  futures  position,  which  is  permitted  by the  Fund's hedging policies.

            |_|  Writing Put  Options.  The Fund can sell put  options.  A put option on securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the underlying  investment at the exercise price during the option  period.  The Fund will not write  puts if, as a result,  more than
50% of the Fund's net assets would be required to be  segregated to cover such put options.

      If the Fund writes a put, the put must be covered by  segregated  liquid assets.  The premium the Fund receives from writing a put represents a profit, as long as the price of the  underlying  investment  remains equal to or above the exercise price of the put.  However,  the Fund also assumes the obligation during the option period to buy the  underlying  investment  from the buyer of the put at the  exercise  price,  even if the  value of the  investment  falls below the exercise price.  If a put the Fund has written expires  unexercised, the Fund  realizes a gain in the amount of the  premium  less the  transaction costs incurred. If the put is exercised,  the Fund must fulfill its obligation to purchase the underlying  investment at the exercise price.  That price will usually  exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells  the  underlying  investment.  That loss will be equal to the sum of the sale price of the  underlying  investment  and the premium  received minus the sum of the exercise price and any  transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for Federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

            |_|  Purchasing  Calls and Puts.  The Fund can  purchase  calls to
protect   against  the  possibility   that  the  Fund's   portfolio  will  not
participate in an anticipated  rise in the  securities  market.  When the Fund buys  a call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment  during the call period at a fixed  exercise  price.  The Fund benefits only if it sells the call at a profit or if,  during  the call  period,  the market  price of the  underlying investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the call.  If the Fund does not exercise  the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period against a decline in the value of the underlying  investment below the exercise price by selling  the  underlying  investment  at the  exercise  price to a seller of a corresponding  put. If the market price of the underlying  investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the  underlying investment.  However, the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

            |_| Buying and  Selling  Options on Foreign  Currencies.  The Fund
can buy and sell calls and puts on foreign  currencies.  They include puts and
calls  that  trade  on  a  securities  or  commodities   exchange  or  in  the
over-the-counter  markets  or are quoted by major  recognized  dealers in such options.  The Fund could use these  calls and puts to try to  protect  against declines  in the  dollar  value of foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional  cash  consideration  held in a segregated  account by its  Custodian  bank) upon  conversion  or  exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by maintaining cash, U.S.  government  securities or other liquid,  high grade debt  securities in an amount equal to the exercise price of the option,  in a segregated account with the Fund's Custodian bank.

      |_| Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  might affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might  experience  losses if it could not close out a  position  because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

      |_| Forward  Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign  currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S.  dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect  against  possible losses from changes in the relative values of the U.S.  dollar  and a foreign  currency.  The Fund  limits its  exposure  in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets  denominated  in that  currency  or a  closely-correlated currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend payments.  To do so, the Fund might enter into a forward contract for the  purchase  or sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign  currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract  will fall whenever there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying to its Custodian  bank assets having a value equal to the aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an  offsetting  forward  contract  under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      |_| Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within certain guidelines and  restrictions  with  respect to the use of futures as  established  by the
Commodities Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from  registration with the CFTC as a "commodity pool operator" if the Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC. The
Rule does not limit the  percentage  of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging  position.
However,  under the Rule,  the Fund must limit its aggregate  initial  futures margin  and  related  options  premiums  to not more than 5% of the Fund's net assets  for  hedging  strategies  that are not  considered  bona fide  hedging strategies  under  the  Rule.  Under  the  Rule,  the Fund must also use short futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable  provisions of the Commodity Exchange
Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The  exchanges  also impose  position  limits on Futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments in an amount  equal to the market  value of the  securities  underlying  the future, less the margin deposit applicable to it.

      |_|  Tax  Aspects  of  Certain  Hedging  Instruments.   Certain  foreign
currency  exchange  contracts  in which the Fund may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term and 40% short-term capital gains or losses under the Code.  However, foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally  are  treated  as  ordinary  income or loss.  In addition,  Section 1256  contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These contracts also may be  marked-to-market  for purposes  of  determining  the excise tax  applicable  to  investment  company distributions  and for other purposes under rules  prescribed  pursuant to the
Internal  Revenue  Code.  An election  can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for Federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:
(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  company income available for distribution to its shareholders.

      |X|  Temporary  Defensive   Investments.   When  market  conditions  are
unstable,  or the  Manager  believes  it is  otherwise  appropriate  to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while  waiting  reinvest  cash  received  from  the  sale of  other  portfolio securities. The Fund can buy:

|_|   high-quality    (rated    in    the    top    rating    categories    of
          nationally-recognized  rating organizations or deemed by the Manager to be of comparable  quality),  short-term money market instruments, including  those  issued by the U. S.  Treasury or other  government agencies,
|_|   commercial paper  (short-term,  unsecured,  promissory notes of domestic or  foreign  companies)  rated  in  the  top  rating  category  of a nationally recognizes rating organization,
|_|   debt obligations of corporate issuers,  rated investment grade (rated at least Baa by  Moody's  Investors  Service,  Inc.  or at least BBB by
          Standard & Poor's Rating Service,  or a comparable rating by another rating  organization),  or unrated  securities judged by the Manager to  be  of  a  quality  comparable  to  rated  securities  in  those categories,
|_|   preferred stocks,
|_|   certificates  of  deposit  and  bankers'  acceptances  of  domestic  and foreign banks and savings and loan associations, and
|_|   repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the  shares  present  or  represented  by  proxy at a shareholder  meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund.

      |_| The Fund  cannot  buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities of that  issuer  or if it would  then own more than 10% of that  issuer's  voting securities.  That restriction  applies to 75% of the Fund's total assets.  The limit does not apply to  securities  issued by the U.S.  government  or any of its agencies or instrumentalities.

      |_| The Fund  cannot  concentrate  investments.  That  means  it  cannot invest  25% or more of its total  assets  in  companies  in any one  industry.
Obligations of the U.S.  government,  its agencies and  instrumentalities  are not  considered  to  be  part  of an  "industry"  for  the  purposes  of  this restriction.

      |_| The Fund  cannot make loans,  except to the extent  permitted  under the 1940 Act, the rules or regulations  thereunder or any exemption therefrom, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot  underwrite  securities of other  companies,  except insofar  as it  might be  deemed  to be an  underwriter  for  purposes  of the
Securities  Act of  1933  in the  resale  of any  securities  held  in its own portfolio.

      |_| The Fund cannot  invest in real estate or  interests in real estate, but may purchase  readily  marketable  securities  of  companies  holding real estate or interests therein.

      |_| The Fund may not issue "senior  securities" or borrow money,  except to the  extent  permitted  under  the  1940  Act,  the  rules  or  regulations thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_|  The  Fund  cannot  invest  in  physical  commodities  or  commodity contracts;  however,  the  Fund  may  (i)  buy and  sell  hedging  instruments permitted  by any of its  other  investment  policies,  and  (ii) buy and sell
options,   futures,   securities  or  other  instruments  backed  by,  or  the
investment  return  from which is linked to changes in the price of,  physical commodities.

      For purposes of the Fund's  fundamental  policy not to  concentrate  its assets in any one  industry,  as set  forth  immediately  above,  the Fund has adopted  the  industry  classifications  set  forth  in  Appendix  A  to  this
Statement of Additional  Information.  These industry  classifications  may be changed from time to time by the Manager.

      Does the Fund Have Any Restrictions  That Are Not Fundamental?  The Fund
has a  number  of  other  investment  restrictions  that  are not  fundamental policies,  which  means  that they can be  changed  by the  Board of  Trustees without shareholder approval.

      |_| The Fund cannot invest for the primary purpose of acquiring  control or management thereof.

      |_| The Fund cannot invest in or hold  securities of any issuer if those officers  and  trustees  or  directors  of  the  Fund  or its  adviser  owning individually  more than 1/2 of 1% of the  securities  of such issuer  together own more than 5% of the securities of such issuer.

      |_| The Fund cannot  purchase  securities on margin;  however,  the Fund may make margin deposits in connection with any of its investments.

      |_| The Fund cannot  mortgage,  hypothecate or pledge any of its assets;
escrow,   collateral  or  margin   arrangements   involved  with  any  of  its
investments are not considered to involve a mortgage, hypothecation or pledge.

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust in 1998.

      The Fund is governed by a Board of Trustees,  which is  responsible  for
protecting  the  interests  of  shareholders  under   Massachusetts  law.  The
Trustees  meet  periodically   throughout  the  year  to  oversee  the  Fund's
activities,  review its  performance,  and review the actions of the  Manager.
Although the Fund will not normally hold annual meetings of its  shareholders, it may hold shareholder  meetings from time to time on important matters,  and shareholders  have the right to call a meeting  to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      |_|  Classes of Shares.  The Board of  Trustees  has the power,  without shareholder  approval,  to divide unissued shares of the Fund into two or more classes.  The Board has done so, and the Fund  currently  has five  classes of shares:  Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      The Trustees are  authorized to create new series and classes of shares.
The  Trustees  may  reclassify  unissued  shares of the Fund  into  additional series or classes  of  shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser number of shares  without  changing the proportionate  beneficial interest of a shareholder in the Fund. Shares do not have  cumulative  voting  rights or  preemptive  or  subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

      |_| Meetings of  Shareholders.  As a Massachusetts  business trust,  the
Fund is not  required  to hold,  and does  not  plan to hold,  regular  annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the  Investment  Company  Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the Trustees or upon proper  request of the shareholders.

      Shareholders  have the right, upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee.  The
Trustees  will call a meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's outstanding shares,  whichever is less.
The  Trustees  may also take  other  action  as  permitted  by the  Investment
Company Act.

      |_| Shareholder and Trustee  Liability.  The Fund's Declaration of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Fund's obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a  "partner"  under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial  loss from being held liable as a  "partner"  of the Fund is limited to the relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally  the Trustees shall have no personal  liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's  Trustees and officers and their principal  occupations and business  affiliations  and occupations  during the past five years are listed below.  Trustees denoted with an asterisk (*) below are  deemed  to be  "interested  persons"  of the Fund  under  the  Investment
Company Act.  All of the  Trustees are Trustees or Directors of the  following
New York-based Oppenheimer funds1:

                                           Oppenheimer    International    Small
Oppenheimer California Municipal Fund      Company Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Preservation Fund      Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund        Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                 Oppenheimer Multi-Sector Income Trust
                                           Oppenheimer   Multi-State   Municipal
Oppenheimer Emerging Growth Fund           Trust
Oppenheimer Emerging Technologies Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                    Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                    Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund    Oppenheimer Trinity Growth Fund
Oppenheimer Gold & Special Minerals Fund   Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                    Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund      Oppenheimer World Bond Fund

      Ms.  Macaskill and Messrs.  Spiro,  Donohue,  Wixted,  Zack,  Bishop and
Farrar  respectively  hold the same  offices  with the  other  New  York-based
Oppenheimer  funds as with the Fund.  As of November 8, 2000 the  Trustees and officers  of the Fund as a group  owned of record or  beneficially  [less than
1%] of each  class of shares of the Fund.  The  foregoing  statement  does not reflect  ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager,  other than the shares  beneficially  owned under the plan by the officers of the Fund listed  above.  Ms.  Macaskill  and
Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 74.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following  positions:  Chairman  Emeritus  (August 1991 -
August 1999),  Chairman (November 1987 - January 1991) and a director (January
1969  -  August   1999)   of  the   Manager;   President   and   Director   of
OppenheimerFunds  Distributor,  Inc.,  a  subsidiary  of the  Manager  and the
Fund's Distributor (July 1978 - January 1992).

Bridget A. Macaskill*, President and Trustee, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000),  Chief Executive  Officer (since September 1995)
and a  director  (since  December  1994)  of  the  Manager;  President  (since
September   1995)  and  a  director   (since   October  1990)  of  Oppenheimer
Acquisition  Corp.,  the Manager's parent holding  company;  President,  Chief
Executive   Officer  and  a  director   (since  March  2000)  of  OFI  Private
Investments,  Inc., an investment adviser subsidiary of the Manager;  Chairman and  a  director  of  Shareholder  Services,  Inc.  (since  August  1994)  and
Shareholder  Financial Services,  Inc. (since September 1995),  transfer agent subsidiaries of the Manager;  President  (since September 1995) and a director
(since  November 1989) of Oppenheimer  Partnership  Holdings,  Inc., a holding company  subsidiary of the Manager;  President and a director  (since  October
1997) of  OppenheimerFunds  International  Ltd., an offshore  fund  management subsidiary of the Manager and of Oppenheimer  Millennium Funds plc; a director
of  HarbourView  Asset  Management   Corporation  (since  July  1991)  and  of
Oppenheimer Real Asset Management,  Inc. (since July 1996), investment adviser
subsidiaries   of  the   Manager;   a   director   (since   April   2000)   of
OppenheimerFunds  Legacy Program,  a charitable  trust program  established by the  Manager;  a director  of  Prudential  Corporation  plc (a U.K.  financial service  company);  President  and  a  trustee  of  other  Oppenheimer  funds;
formerly President of the Manager (June 1991 - August 2000).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A  Trustee  or  Director  of other  Oppenheimer  funds.  Formerly  he held the following  positions:  Vice  Chairman  (October  1995  -  December  1997)  and
Executive  Vice  President  (December  1977 -  October  1995) of the  Manager;
Executive  Vice  President  and a  director  (April  1986 -  October  1995) of
HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The Director of the  Institute  for Advanced  Study,  Princeton,  N.J.  (since
1991) and a member of the National Academy of Sciences (since 1979);  formerly
(in descending  chronological  order) a director of Bankers Trust Corporation,
Provost  and  Professor  of  Mathematics  at Duke  University,  a director  of
Research Triangle Institute,  Raleigh, N.C., and a Professor of Mathematics at
Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of  Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and  architectural  historian;  a trustee  of the Freer  Gallery of Art
(Smithsonian  Institute),  Executive  Committee  of Board of  Trustees  of the
National  Building  Museum;  a member of the  Trustees  Council,  Preservation
League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion  Resources,  Inc.  (electric  utility holding company),
Dominion  Energy,  Inc.  (electric  power and oil & gas  producer),  and Prime
Retail,  Inc. (real estate  investment  trust);  formerly  President and Chief
Executive Officer of The Conference Board,  Inc.  (international  economic and business  research)  and a director of  Lumbermens  Mutual  Casualty  Company,
American  Motorists  Insurance  Company  and  American   Manufacturers  Mutual
Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance  Corporation for the City of New York; Senior
Fellow of Jerome  Levy  Economics  Institute,  Bard  College;  a  director  of
RBAsset (real estate  manager);  a director of OffitBank;  Trustee,  Financial
Accounting Foundation (FASB and GASB);  President,  Baruch College of the City
University of New York;  formerly New York State Comptroller and trustee,  New
York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman  of  The  Directorship  Search  Group,  Inc.  (corporate   governance
consulting  and  executive  recruiting);  a  director  of  Professional  Staff
Limited (a U.K. temporary  staffing company);  a life trustee of International
House (non-profit  educational  organization),  and a trustee of the Greenwich
Historical Society.

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of  Counsel,  Hogan & Hartson (a law firm);  a  director  of Zurich  Financial
Services  (financial  services),  Zurich  Allied AG and Allied  Zurich  p.l.c.
(insurance investment  management);  Caterpillar,  Inc. (machinery),  ConAgra,
Inc. (food and agricultural products),  Farmers Insurance Company (insurance),
FMC   Corp.   (chemicals   and   machinery)   and  Texas   Instruments,   Inc.
(electronics);  formerly (in descending  chronological  order),  Counsellor to the President (Bush) for Domestic Policy,  Chairman of the Republican National
Committee,  Secretary  of the  U.S.  Department  of  Agriculture,  U.S.  Trade
Representative.

Patrick M. Bisbey, Portfolio Manager, Age: 42.
301 North Spring Street, Bellefonte, PA 16823
Vice President  (since  November 1990),  Managing  Director (since June 1992), and Manager of Trading  and  Portfolio  Operations  (since  January,  1984) of
Trinity  Investment  Management  Corporation,  a  wholly-owned  subsidiary  of
OppenheimerFunds,  Inc's immediate parent,  Oppenheimer  Acquisition  Corp.; a portfolio manager of another Oppenheimer fund.

Andrew J. Donohue, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President (since January 1993),  General Counsel (since October
1991) and a director  (since  September  1995) of the Manager;  Executive Vice
President  (since  September  1993) and a  director  (since  January  1992) of
OppenheimerFunds Distributor,  Inc.; Executive Vice President, General Counsel
and  a  director  (since  September  1995)  of  HarbourView  Asset  Management
Corporation,  Shareholder Services, Inc., Shareholder Financial Services, Inc.
and Oppenheimer Partnership Holdings,  Inc., of OFI Private Investments,  Inc.
(since March 2000),  and of PIMCO Trust  Company  (since May 2000);  President and a director of Centennial  Asset  Management  Corporation  (since September
1995) and of Oppenheimer Real Asset  Management,  Inc. (since July 1996); Vice
President  and  a  director  (since   September   1997)  of   OppenheimerFunds
International  Ltd. and  Oppenheimer  Millennium  Funds plc; a director (since
April 2000) of  OppenheimerFunds  Legacy  Program;  General Counsel (since May
1996) and Secretary  (since April 1997) of Oppenheimer  Acquisition  Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted,  Treasurer,  Principal Financial and Accounting Officer, Age:
41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March  1999) of the  Manager;
Treasurer  (since March 1999) of  HarbourView  Asset  Management  Corporation,
Shareholder  Services,  Inc.,  Oppenheimer Real Asset Management  Corporation,
Shareholder  Financial Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc.,   of  OFI  Private   Investments,   Inc.   (since  March  2000)  and  of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of
PIMCO Trust  Company;  Assistant  Treasurer  (since March 1999) of Oppenheimer
Acquisition Corp. and of Centennial Asset Management  Corporation;  an officer of other Oppenheimer  funds;  formerly  Principal and Chief Operating Officer,
Bankers  Trust  Company - Mutual Fund  Services  Division  (March 1995 - March
1999);  Vice  President  and  Chief  Financial  Officer  of  CS  First  Boston
Investment Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President  (since May 1985) and Associate  General  Counsel (since
May 1981) of the Manager;  Assistant Secretary of Shareholder  Services,  Inc.
(since May 1985),  Shareholder Financial Services, Inc. (since November 1989);
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994  - May  1996)  and a  Fund
Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May  1996);
Assistant Treasurer of Oppenheimer  Millennium Funds plc (since October 1997);
an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996),  and a Fund
Controller of the Manager.

      |X|  Remuneration  of  Trustees.  The  officers  of the Fund and certain
Trustees of the Fund (Ms.  Macaskill and prior to July 31, 1999 Mr. Spiro) who are  affiliated  with the Manager  receive no salary or fee from the Fund. The remaining  Trustees of the Fund  received the  compensation  shown below.  The compensation  from the Fund was paid during its fiscal  period  ended July 31,
2000.  The  compensation  from  all of the New  York-based  Oppenheimer  funds
(including  the Fund)  was  received  as a  director,  trustee  or member of a committee of the boards of those funds during the calendar year 2000.

---------------------------------------------------------------------------------
                                                                    Total
                                               Retirement       Compensation
                                                Benefits          From all
                             Aggregate      Accrued as Part    New York based
Director's Name             Compensation        of Fund          Oppenheimer
and Other Positions          from Fund1         Expenses      Funds (30 Funds)2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leon Levy                     $11,368           $10,460           $171,950
Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli3                $456               $0             $191,134
Study Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip Griffiths4              $192               $0              $59,529

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin Lipstein             $10,991           $10,207           $148,639
Study Committee
Chairman,
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth B. Moynihan          $3,801            $3,249           $104,695
Study Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Randall             $6,626            $6,125            $96,034
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward V. Regan                 $501               $0              $94,995
Proxy Committee
Chairman, Audit
Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Russell S. Reynolds, Jr.       $2,400            $2,025            $71,069
Proxy Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donald Spiro                    $205               $0              $63,435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clayton K. Yeutter5             $331               $0              $71,069
Proxy Committee Member
---------------------------------------------------------------------------------
1.    Aggregate  compensation  includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for a Director.
2.    For the 2000 calendar year.
3.    Total  compensation  for the 2000 calendar  year  includes  compensation received  for  serving  as a trustee  (director)  of ten other  Oppenheimer funds.
4.    Includes $192 deferred under Deferred Compensation Plan described below.
5.    Includes $66 deferred under Deferred Compensation Plan described below.

      |X|  Retirement  Plan for  Trustees.  The Fund has adopted a  retirement plan that  provides for payments to retired  Trustees.  Payments are up to 80%
of the average  compensation  paid during a Trustee's five years of service in which the highest  compensation was received.  A Trustee must serve as trustee for any of the New  York-based  Oppenheimer  funds for at least 15 years to be eligible for the maximum  payment.  Each  Trustee's  retirement  benefits will depend on the  amount  of the  Trustee's  future  compensation  and  length of service.  Therefore the amount of those benefits  cannot be determined at this time,  nor can we estimate  the number of years of credited  service that will be used to determine those benefits.

      |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for disinterested  trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee  under the plan without  shareholder  approval for the limited  purpose  of  determining  the  value of the  Trustee's  deferred  fee account.

      |X| Major  Shareholders.  As of November 8, 2000,  the only  persons who owned of record or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were the following:

      OppenheimerFunds,  Inc., c/o VP Financial Analysis,  6803 S. Tuscon Way,
      Englewood,  Colorado  80112-3924  which  owned  110,000  Class A  shares
      (8.82% of the Class A shares then outstanding).

      MLPF&S   For  The   Sole   Benefit   of  its   Customers,   ATTN:   Fund
      Administrator/9EFD2,   4800   Deer   Lake   Drive,   E.,   Florida,   3,
      Jacksonville,  Florida  32246-6484 which owned 54,289.993 Class B shares
      (6.29% of the Class B shares then outstanding).

      Archer Cleaners & Shirt Laundry Inc., 700 W. Okmulgee St,  Muskogee,  OK
      74401-7549  which owned  16,927.095 Class C shares (9.64% of the Class C shares then outstanding).

      OppenheimerFunds,  Inc., c/o VP Financial Analysis,  6803 S. Tucson Way,
      Englewood,  Colorado  80112-3924 which owned 100 Class Y shares (100% of the Class Y shares then outstanding).

      |X|   Code of Ethics.  The Fund, the Manager and the Distributor have a
Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

       The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the
SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| The Investment Advisory  Agreement.  The Manager provides investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio manager  of the Fund is  employed  by the  Manager  and is the  person  who is
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.  Other members of the Manager's  Equity  Portfolio Team provide the portfolio manager with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative proportion of the Fund's net assets represented by that class.

-------------------------------------------------------------------------------
Fiscal Period ended 7/31:    Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2000                                 $155,638
-------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory agreement,  the Manager is not liable for any loss. The Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as investment  adviser for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment adviser  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  adviser to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage and/or research  services for the Fund and/or the other  accounts  over which the Manager or its  affiliates have  investment  discretion.  The  commissions  paid to such  brokers  may be higher than another  qualified  broker would  charge,  if the Manager  makes a good  faith  determination  that  the  commission  is fair and  reasonable  in relation  to the  services  provided.  Subject to those  considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the securities  to which the option  relates.  Other funds  advised by the Manager have investment  policies  similar to those of the Fund. Those other funds may purchase  or sell the  same  securities  as the  Fund at the same  time as the
Fund,  which could  affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase the same security on the same day from the same  dealer,  the  transactions  under  those  combined  orders  are averaged as to price and  allocated  in  accordance  with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless  the  Manager  determines  that a  better  price  or  execution  can be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter.  Purchases from dealers include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use concessions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

-------------------------------------------------------------------------------
Fiscal Period Ended 7/31:     Total Brokerage Commissions Paid by the Fund1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1999                                  $22,729
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2000                                 $58,4902
-------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal  transactions on a net trade basis.
2.    In the fiscal period ended 7/31/00, the amount of transactions  directed to brokers  for  research  services  was  $9,234,284  and the amount of the commissions paid to broker-dealers for those services was $7,763.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor.

      The compensation  paid to (or retained by) the Distributor from the sale of shares or on the  redemption  of shares during the Fund's three most recent fiscal years is shown in the table below.

-------------------------------------------------------------------------------
           Aggregate      Class A     Commissions   Commissions   Commissions
Fiscal     Front-End     Front-End     on Class A    on Class B   on Class C
Period       Sales         Sales         Shares        Shares       Shares
Ended      Charges on     Charges     Advanced by   Advanced by   Advanced by
  7/31:     Class A     Retained by   Distributor1  Distributor1 Distributor1
             Shares     Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1999      $36,309       $13,155        $1,675       $20,956       $1,186
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2000      $97,002       $40,167        $5,583       $141,328      $8,962
-------------------------------------------------------------------------------
1.    The  Distributor  advances  commission  payments  to dealers for certain sales of Class A shares  and for sales of Class B and  Class C shares  from its own resources at the time of sale.

--------------------------------------------------------------------------------
                 Class A Contingent   Class B Contingent   Class C Contingent
 Fiscal Period     Deferred Sales       Deferred Sales       Deferred Sales
  Ended 7/31:   Charges Retained by  Charges Retained by   Charges Retained by
                    Distributor          Distributor           Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     1999*               $0                   $4                   $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     2000                $0                $19,709                $304
--------------------------------------------------------------------------------
*  From inception of the Fund, 12/17/98.

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class
A shares and  Distribution  and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund pays the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of the  shares  of the particular class.

      Under  the  plans,  the  Manager  and the  Distributor,  in  their  sole discretion,  from time to time, may use their own resources (at no direct cost to the  Fund)  to  make  payments  to  brokers,  dealers  or  other  financial institutions for distribution and  administrative  services they perform.  The
Manager may use its profits from the  advisory fee it receives  from the Fund.
In their sole  discretion,  the  Distributor  and the Manager may  increase or decrease  the amount of payments  they make from their own  resources  to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert  into  Class A shares  after six  years,  the Fund must obtain the  approval of both Class A and Class B  shareholders  for a proposed material  amendment  to  the  Class  A Plan  that  would  materially  increase payments under the Plan.  That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class,  voting separately by class.

      While the Plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The Reports shall detail the amount of all payments made  under a plan,  the  purpose  for  which the  payments  were made and the identity of each  recipient of a payment.  The reports on the Class B Plan and
Class C Plan shall also include the Distributor's  distribution costs for that quarter  and in the case of the  Class B plan the  amount  of those  costs for previous  fiscal periods that are  unreimbursed.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  Plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority  of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

      |_| Class A Service  Plan  Fees.  Under  the Class A service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the  Distributor.  While  the plan  permits  the  Board  to  authorize payments to the  Distributor to reimburse  itself for services under the plan, the  Board  has not yet  done  so.  The  Distributor  makes  payments  to plan recipients  quarterly  at an annual  rate not to exceed  0.25% of the  average annual net assets  consisting  of Class A shares  held in the  accounts of the recipients or their customers.

      For the fiscal  period ended July 31, 2000,  payments  under the Class A
Plan totaled $24,736,  of which all was paid by the Distributor to recipients.
That  included  $3,679  paid  to an  affiliate  of  the  Distributor's  parent company.  Any  unreimbursed  expenses the  Distributor  incurs with respect to
Class A shares in any fiscal year cannot be  recovered  in  subsequent  years.
The  Distributor  may not use payments  received under the Class A Plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

      |_| Class B,  Class C and Class N Service  and  Distribution  Plan Fees.
Under  each plan,  service  fees and  distribution  fees are  computed  on the average of the net asset value of shares in the respective  class,  determined as of the close of each  regular  business  day during the  period.  The plans provide for the  Distributor  to be  compensated  at a flat rate,  whether the
Distributor's  distribution expenses are more or less than the amounts paid by the Fund under the plans  during  the  period  for which the fee is paid.  The types  of  services  that  Recipients  provide  are  similar  to the  services provided under the Class A service plan, described above.

      The Class B, Class C and Class N Plans permit the  Distributor to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly  basis,  without  payment in advance.  However, the  Distributor  currently  intends to pay the service fee to  recipients  in advance  for the first year after the  shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes  service  fee  payments quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service  fee  payment.  If  Class B,  Class C or  Class N shares  are redeemed  during the first year after their  purchase,  the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  commission to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B, Class C and/or
Class N service fee and the asset-based  sales charge to the dealer  quarterly in lieu of paying  the sales  commissions  and  service  fee in advance at the time of purchase.

      The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales commissions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  commissions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares, and
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

-------------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                Distributor's   Distributor's
                                                  Aggregate      Unreimbursed
                     Total         Amount       Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
                  Under Plan    Distributor      Under Plan        of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Plan        $72,350       $62,003         $114,101          0.99%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Plan        $15,619        $7,689          $10,331          0.46%
-------------------------------------------------------------------------------

      All  payments  under  the  Class B,  Class C and the  Class N plans  are subject  to the  limitations  imposed  by the  Conduct  Rules of the  National
Association  of  Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset value" and "total return at net asset value." An  explanation  as of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  of the Fund's most recent fiscal year end. You can obtain current  performance as  information  by calling the Fund's  Transfer Agent at
1-800-525-7048  or by  visiting  the  OppenheimerFunds  Internet  web  site at
http://www.oppenheimerfunds.com.
-------------------------------

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average  annual  total  returns for the  advertised  class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

      |_| Total returns measure the  performance of a hypothetical  account in the  Fund  over  various  periods  and do not  show  the  performance  of each shareholder's  account.  Your account's  performance  will vary from the model performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different  time and price than the shares used in the model.

      |_| The Fund's  performance  returns do not  reflect the effect of taxes on dividends and capital gains distributions.
      |_| An  investment  in the Fund is not  insured by the FDIC or any other government agency.
      |_| The  principal  value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.
      |_|  Total  returns  for any  given  past  period  represent  historical performance  information  and  are  not,  and  should  not  be  considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality  of the Fund's  investments,  the  maturity  of debt investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable contingent  deferred  sales  charge is  applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C  shares,  the 1%  contingent  deferred sales charge is deducted for returns for the 1-year period.  There is no sales charge for Class Y shares.

      |_| Average  Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

      |_| Cumulative Total Return.  The "cumulative total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

      |_| Total  Returns  at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an  average  annual  total  return "at net asset value"  (without  deducting  sales  charges)  for Class A, Class B, Class C or
Class N shares.  Each is based on the  difference in net asset value per share at the  beginning and the end of the period for a  hypothetical  investment in that class of shares  (without  considering  front-end or contingent  deferred sales charges) and takes into  consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 7/31/005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
           Cumulative Total              Average Annual Total Returns
                Returns

Class of
Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
          (10 Years of life      1 - Year      5 - Year or Life    10 - Year or
          of class)                                                    Life
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
          After     Without   Without After   Without  After     Without After
           Sales     Sales     Sales   Sales   Sales     Sales    Sales   Sales
           Charge    Charge   Charge  Charge   Charge   Charge   Charge   Charge
           (MOP)     (NAV)     (MOP)   (NAV)   (MOP)     (NAV)    (MOP)   (NAV)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class A   39.02%(1)47.50%(1)  16.53%  23.64%  22.51%(1)27.07%(1)   N/A     N/A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class B   35.21%(2)39.21%(2)  17.70%  22.70%  23.73%(2)26.30%(2)   N/A     N/A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class C   39.20%(3)39.20%(3)  21.70%  22.70%  26.30%(3)26.30%(3)   N/A     N/A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class Y   48.50%(4)48.50%(4)  24.27%  24.27%  27.60%(4)27.60%(4)   N/A     N/A
----------------------------------------------------------------------------------

1.    Inception of Class A:   12/17/98
2.    Inception of Class B:   3/1/99
3.    Inception of Class C:   3/1/99
4.    Inception of Class Y:   12/17/98
5. Class N shares  were not  offered  during  the  Fund's  fiscal  year  ended
7/31/00.   Therefore,  this  Statement  of  Additional  Information  does  not contain any performance information for that class.

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings.  From time to time the Fund may publish the ranking of the  performance  of its classes of shares by Lipper  Analytical  Services,
Inc.  Lipper  is  a  widely-recognized   independent  mutual  fund  monitoring
service.  Lipper monitors the performance of regulated  investment  companies, including the Fund, and ranks their  performance  for various periods based on categories relating to investment objectives.  The Lipper performance rankings are based on total  returns  that  include the  reinvestment  of capital  gain distributions  and income  dividends  but do not take  sales  charges or taxes
into  consideration.   Lipper  also  publishes  "peer-group"  indices  of  the
performance  of all mutual  funds in a category  that it monitors and averages of the performance of the funds in particular categories.

      |_|  Morningstar  Rankings.  From time to time the Fund may  publish the star  ranking of the  performance  of its  classes  of shares by  Morningstar,
Inc., an independent mutual fund monitoring service.  Morningstar ranks mutual funds in broad  investment  categories:  domestic  stock funds,  international stock funds,  taxable bond funds and municipal bond funds.  The Fund is ranked among international stock funds.

      Morningstar  star rankings are based on  risk-adjusted  total investment return.  Investment return measures a fund's (or class's) one-, three-,  five-
and ten-year  average annual total returns  (depending on the inception of the fund  or  class)  in  excess  of  90-day  U.S.  Treasury  bill  returns  after considering the fund's sales charges and expenses.  Risk measures a fund's (or class's)  performance  below  90-day  U.S.  Treasury  bill  returns.  Risk and
investment   return  are   combined  to  produce  star   rankings   reflecting
performance  relative to the average fund in a fund's category.  Five stars is the "highest"  ranking (top 10% of funds in a category),  four stars is "above average"  (next  22.5%),  three stars is  "average"  (next 35%),  two stars is
"below  average"  (next  22.5%) and one star is  "lowest"  (bottom  10%).  The current  star  ranking  is the  fund's  (or  class's)  3-year  ranking  or its combined  3-  and  5-year  ranking  (weighted  60%/40%  respectively),  or its
combined   3-,  5-,  and  10-year   ranking   (weighted   40%,  30%  and  30%,
respectively),  depending  on the  inception  date  of the  fund  (or  class).
Rankings are subject to change monthly.

      The Fund may also compare its  performance to that of other funds in its
Morningstar  category.  In addition  to its star  rankings,  Morningstar  also categorizes and compares a fund's 3-year  performance  based on  Morningstar's classification  of the fund's  investments and investment  style,  rather than how  a  fund  defines  its  investment  objective.  Morningstar's  four  broad categories (domestic equity,  international equity, municipal bond and taxable
bond)  are  each  further   subdivided  into  categories  based  on  types  of
investments and investment styles.  Those comparisons by Morningstar are based on the same  risk and  return  measurements  as its star  rankings  but do not consider the effect of sales charges.

      |_|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment
                  account that includes shares of the fund and other
                  Oppenheimer funds. The combined account may be part of an
                  illustration of an asset allocation model or similar
                  presentation. The account performance may combine total
                  return performance of the fund and the total return
                  performance of other Oppenheimer funds included in the
                  account. Additionally, from time to time, the Fund's
                  advertisements and sales literature may include, for
                  illustrative or comparative purposes, statistical data or
                  other information about general or specific market and
                  economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
   industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
------------------------------------------------------------------------------

How to Buy Shares

      Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix B contains  more  information  about
the  special  sales  charge   arrangements   offered  by  the  Fund,  and  the
circumstances  in which  sales  charges  may be reduced or waived for  certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $25.  Shares  will be  purchased  two regular  business  days following the regular  business day you instruct the  Distributor  to initiate the  Automated  Clearing  House  ("ACH")  transfer  to buy  the  shares.  That instruction  must  be  received  prior  to the  close  of The New  York  Stock
Exchange that day.  Dividends  will begin to accrue on shares  purchased  with the  proceeds  of ACH  transfers  on the  business  day after the  shares  are purchased.  The Exchange  normally  closes at 4:00 P.M., but may close earlier on certain days.  The proceeds of ACH  transfers are normally  received by the
Fund 3 days after the  transfers  are  initiated.  If the  proceeds of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus,  a reduced sales charge rate may be  obtained  for Class A  shares  under  Right of  Accumulation  and
Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized by the Distributor,  dealers and brokers making such sales.
No sales  charge is  imposed  in  certain  other  circumstances  described  in
Appendix  B  to  this   Statement  of  Additional   Information   because  the
Distributor or dealer or broker incurs little or no selling expenses.

       |X|  Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A, Class B and Class N shares you purchase for your individual
             ----------------------
            accounts (including IRAs and 403(b) plans), or for your joint
                     -----------------------------------
            accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A, Class B and Class N shares of the Fund
                                  ---------------------
            and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A, Class B and Class N shares of Oppenheimer funds you previously
             ---------------------
            purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.
     |X| The Oppenheimer  Funds. The Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor or the  sub-distributor  and currently include the following:
Oppenheimer Bond Fund                     Oppenheimer  Main Street Growth & Income
                                          Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund          Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund   OSM1 - Mercury Advisors S&P 500 Index
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Developing Markets Fund       Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                    Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund          OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Enterprise Fund               Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Europe Fund                   Inc.
Oppenheimer Florida Municipal Fund        Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund     Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund   OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund       Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund     Oppenheimer Trinity Growth Fund
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund         Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers
      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds except the money market  funds.  Under certain
circumstances   described  in  this   Statement  of  Additional   Information,
redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the  Class  A  shares  purchased  during  that  period.  You  can  include purchases made up to 90 days before the date of the Letter.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to the
Distributor  of the intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and other  Oppenheimer  funds) during a 13-month  period
(the "Letter of Intent period").  At the investor's request,  this may include purchases  made up to 90 days  prior to the  date of the  Letter.  The  Letter states the investor's  intention to make the aggregate  amount of purchases of shares which, when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified  in the Letter.  Purchases  made by reinvestment  of dividends or  distributions  of capital  gains and  purchases made at net asset value  without  sales charge do not count toward  satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of
Intent period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.  Also, the investor agrees to be bound by the terms of the Prospectus,  this Statement of Additional  Information and the Application
used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the  Fund,  the  investor  agrees  to be bound by the  amended terms and that those  amendments will apply  automatically to existing Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  commissions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.
That  adjustment  will be made  only if and when  the  dealer  returns  to the
Distributor  the  excess of the amount of  commissions  allowed or paid to the dealer  over the amount of  commissions  that  apply to the  actual  amount of purchases.  The excess commissions returned to the Distributor will be used to purchase  additional shares for the investor's  account at the net asset value per  share  in  effect  on the  date  of such  purchase,  promptly  after  the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of commissions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter of
Intent  period will be  deducted.  It is the  responsibility  of the dealer of record  and/or  the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders  for the  investor  during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |_| Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the public  offering  price  adjusted for a $50,000  purchase).  Any dividends and capital  gains  distributions  on the escrowed  shares will be credited to the investor's account.
      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the  thirteen-month  Letter of Intent  period,  the escrowed shares will be promptly released to the investor.
      3. If, at the end of the  thirteen-month  Letter of  Intent  period  the total  purchases  pursuant to the Letter are less than the  intended  purchase amount specified in the Letter,  the investor must remit to the Distributor an amount  equal to the  difference  between the dollar  amount of sales  charges actually  paid and the amount of sales  charges  which would have been paid if the total amount  purchased had been made at a single time.  That sales charge adjustment  will apply to any shares  redeemed  prior to the completion of the
Letter.  If the  difference  in sales  charges is not paid within  twenty days after a request from the  Distributor  or the dealer,  the  Distributor  will, within  sixty  days of the  expiration  of the  Letter,  redeem  the number of escrowed shares  necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such redemption will be released from escrow.  If a request  is  received  to redeem  escrowed  shares  prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.
      5. The shares  eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
      (a) Class A shares  sold with a front-end  sales  charge or subject to a
          Class A contingent deferred sales charge,
      (b) Class B shares of other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
      (c) Class A or Class B shares  acquired  by exchange of either (1) Class
          A shares of one of the other  Oppenheimer  funds that were  acquired subject to a Class A initial or contingent  deferred sales charge or
          (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

                  6.    Shares held in escrow hereunder will  automatically be
                  exchanged  for shares of another  fund to which an  exchange is requested,  as described in the section of the Prospectus entitled  "How to  Exchange  Shares"  and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To  establish  an  Asset  Builder  Plan to buy  shares directly  from a bank  account,  you must enclose a check (the minimum is $25)
for the initial  purchase  with your  application.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject  to the  redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder
Plans are  available  only if your bank is an ACH member.  Asset Builder Plans may  not  be  used  to buy  shares  for  OppenheimerFunds-sponsored  qualified retirement  accounts  offered by employers to their  employees.  Asset Builder
Plans also  enable  shareholders  of  Oppenheimer  Cash  Reserves to use their account in that fund to make  monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

      To make  automatic  payments to purchase  shares of the Fund,  your bank account  normally  will be debited two business  days prior to the  investment dates you selected on your Application.  Neither the Distributor, the Transfer
Agent nor the Fund shall be  responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or your can  terminate  these  automatic  investments  at any time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced  sales charge rates,  as described in Appendix B to this Statement of Additional  Information.  Certain special  sales  charge  arrangements  described  in  that  Appendix  apply  to retirement  plans whose records are maintained on a daily  valuation  basis by
Merrill  Lynch Pierce  Fenner & Smith,  Inc. or an  independent  record keeper that has a contract or special  arrangement with Merrill Lynch. If on the date the plan sponsor  signed the Merrill Lynch record  keeping  service  agreement the plan has less than $3 million in assets  (other  than  assets  invested in money market funds)  invested in applicable  investments,  then the retirement plan  may  purchase  only  Class  B  shares  of  the  Oppenheimer  funds.  Any retirement  plans in that category that currently  invest in Class B shares of the Fund will have  their  Class B shares  converted  to Class A shares of the
Fund when the plan's applicable investments reach $5 million.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be  incurred  when the net asset value of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different shareholder  privileges and features. The net income attributable to
Class B,  Class C or  Class N shares  and the  dividends  payable  on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares normally are sold subject to an initial sales charge.  While Class B,
Class C and Class N shares have no initial  sales  charge,  the purpose of the deferred  sales  charge and  asset-based  sales charge on Class B, Class C and
Class N shares  is the same as that of the  initial  sales  charge  on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels  of  compensation  for  selling  one  class of  shares  than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor (not including  dealer "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

       |_|  Class  B  Conversion.  Under  current  interpretations  of applicable  federal  income tax law by the Internal  Revenue  Service, the  conversion  of Class B shares  to Class A shares  after six years is not  treated  as a  taxable  event  for the  shareholder.  If those laws or the IRS  interpretation  of  those  laws  should  change,  the automatic  conversion  feature may be  suspended.  In that  event,  no
further   conversions  of  Class  B  shares  would  occur  while  that suspension  remained  in effect.  Although  Class B shares  could then be  exchanged  for Class A shares on the basis of  relative  net asset value of the two  classes,  without the  imposition  of a sales charge or fee,  such  exchange  could  constitute  a  taxable  event  for the shareholder,  and absent such exchange,  Class B shares might continue to be  subject to the  asset-based  sales  charge for longer  than six years.

      |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
               Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix _ to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
               Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the
               Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

      |_| Allocation of Expenses.  The Fund pays expenses related to its daily operations,  such as custodian  fees,  Trustees'  fees,  transfer agency fees, legal  fees and  auditing  costs.  Those  expenses  are paid out of the Fund's assets and are not paid  directly by  shareholders.  However,  those  expenses reduce the net asset value of shares,  and therefore are  indirectly  borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing agent fees and expenses,  and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of The New York  Stock  Exchange  on each day that the  Exchange  is open.  The  calculation is done by dividing the value of the Fund's net assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  New York time, but may  close  earlier  on some  other  days  (for  example,  in case of  weather emergencies or on days falling before a holiday).  The Exchange's  most recent annual  announcement (which is subject to change) states that it will close on
New Year's Day,  Presidents'  Day,  Martin Luther King,  Jr. Day, Good Friday,
Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day. It may also close on other days.

      Dealers  other than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends and holidays) or after 4:00 P.M. on a regular  business  day. The Fund's net asset values will not be  calculated  on those  days,  and the values of some of the
Fund's  portfolio  securities  may change  significantly  on those days,  when shareholders  may not  purchase  or redeem  shares.  Additionally,  trading on
European and Asian stock exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

      Changes  in the values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of The New York Stock Exchange, will not be  reflected  in the  Fund's  calculation  of its net asset  values  that day unless the Board of Trustees  determines  that the event is likely to effect a material  change  in the  value of the  security.  The  Manager  may make that determination, under procedures established by the Board.

      |X| Securities  Valuation.  The Fund's Board of Trustees has established procedures  for the  valuation  of the Fund's  securities.  In  general  those procedures are as follows:

      |_| Equity securities traded on a U.S.  securities exchange or on NASDAQ are valued as follows:
         (1) if last sale information is regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange  on which they are traded or on NASDAQ,  as applicable,  on that day,
             or
         (2) if last sale  information  is not available on a valuation  date, they are valued at the last  reported  sale price  preceding  the valuation  date if it is within the spread of the  closing  "bid"
             and  "asked"  prices on the  valuation  date or,  if not,  at the closing "bid" price on the valuation date.

      |_| Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
             Board of Trustees, or
(2)   at the last sale price  obtained by the  Manager  from the report of the principal  exchange  on which the  security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded or, on the basis of  reasonable  inquiry,  from  two  market  makers  in the security.
      |_| Long-term debt securities  having a remaining  maturity in excess of
60 days are valued  based on the mean  between  the "bid" and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
      |_| The  following  securities  are valued at the mean between the "bid"
and "asked"  prices  determined  by a pricing  service  approved by the Fund's
Board of Trustees or obtained by the Manager from two active  market makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which have a  remaining  maturity of 60 days or less.
      |_|  The  following   securities  are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of less than 397 days when  issued that have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
      |_|   Securities   (including   restricted    securities)   not   having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the  prices  for  comparable  instruments  on the  basis  of  quality,  yield, maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      The  closing  prices  in  the  London  foreign   exchange  market  on  a
particular  business day that are provided to the Manager by a bank, dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign currency,  including forward  contracts,  and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued at the last  sale  price on the principal  exchange on which they are traded or on NASDAQ,  as applicable,  as determined  by a pricing  service  approved by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within  the spread of the closing  "bid" and "asked"  prices on the  principal  exchange or on NASDAQ on the  valuation  date.  If not, the value shall be the closing bid price on the principal  exchange or on NASDAQ on the  valuation  date.  If the put, call or future is not traded on an  exchange  or on NASDAQ,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked"
price is available.

                  When the Fund  writes  an  option,  an  amount  equal to the premium  received  is included  in the Fund's  Statement  of
                  Assets and Liabilities as an asset. An equivalent  credit is included in the  liability  section.  The credit is adjusted
                  ("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on investments, if a call  or put  written  by the  Fund is  exercised,  the proceeds are  increased by the premium  received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount  of the  premium.  If  the  Fund  enters  into a closing purchase  transaction,  it will have a gain or loss, depending  on whether the premium  received was more or less than  the  cost  of the  closing  transaction.  If the  Fund exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is  reduced  by the amount of premium paid by the Fund.

How to Sell Shares

Information  on how to sell  shares of the Fund is  stated in the  Prospectus.
The information  below provides  additional  information  about the procedures and conditions for redeeming shares.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
      |_| Class A shares  purchased  subject  to an  initial  sales  charge or
      Class A shares on which a contingent deferred sales charge was paid, or
      |_| Class B shares that were subject to the Class B contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares  or Class Y shares.  The Fund may  amend,  suspend  or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the
Fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the  shares of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that  case the  sales  charge  would be  added to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash.  However,  the Board of Trustees of the Fund may determine  that it would be  detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly  or  partly  in cash.  In that  case,  the Fund may pay the  redemption proceeds in whole or in part by a  distribution  "in kind" of securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $200 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C or Class N  contingent  deferred  sales  charge  will be  followed  in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans, 401(k) plans or
pension  or   profit-sharing   plans   should  be   addressed   to   "Trustee,
OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its address listed in "How To Sell Shares" in the  Prospectus or on the back cover of this
Statement of Additional Information. The request must
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants      (other     than     self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of The New York Stock  Exchange  on a regular  business  day, it will be processed  at that  day's net asset  value if the  order was  received  by the dealer or broker from its  customers  prior to the time the  Exchange  closes.
Normally,  the  Exchange  closes at 4:00  P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the Account  Application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the Account  Application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B and  Class C  shareholders  should  not  establish  withdrawal  plans, because of the  imposition  of the  contingent  deferred  sales charge on such withdrawals  (except where the  contingent  deferred sales charge is waived as described in Appendix B, below).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions  that apply to such plans, as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X| Automatic  Exchange Plans.  Shareholders  can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $25.
Instructions  should  be  provided  on  the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|  Automatic  Withdrawal  Plans.  Fund  shares  will  be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.
How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at
1.800.525.7048.
o     All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust,
   Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New
   York Tax Exempt Trust, Centennial California Tax Exempt Trust, and
   Centennial America Fund, L.P., which only offer Class A shares.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
   plans.
o     Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class
   N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or
   Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of
   Senior Floating Rate Fund that are exchanged for shares of the other
   Oppenheimer funds may not be exchanged back for Class A shares of Senior
   Floating Rate Fund.
o     Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
   Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
   Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
   Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class
   A shares of Oppenheimer Cash Reserves. If any Class A shares of another
   Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
   Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
   Floating Rate Fund acquired in that exchange will be subject to the Class
   A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o     Class A, Class B, Class C and Class Y Shares of Oppenheimer Select
   Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers
   QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other
   Oppenheimer funds held by retirement plans.

      Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money  market  fund  offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the sales charge.  They may also be used to purchase  shares of Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the
Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time.  Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

|_| How Exchanges  Affect  Contingent  Deferred Sales  Charges.  No contingent deferred  sales  charge  is  imposed  on  exchanges  of  shares  of any  class purchased subject to a contingent deferred sales charge.  However,  when Class
A shares  acquired by exchange  of Class A shares of other  Oppenheimer  funds purchased  subject to a Class A contingent  deferred sales charge are redeemed within 18 months of the end of the calendar  month of the initial  purchase of the exchanged Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed shares.  The Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are redeemed within
6 years of the initial  purchase of the exchanged Class B shares.  The Class C contingent  deferred  sales  charge is imposed on Class C shares  acquired  by exchange if they are redeemed within 12 months of the initial  purchase of the exchanged  Class C shares.  With  respect to Class N shares,  a 1%  contingent deferred  sales charge will be imposed if the  retirement  plan (not including
IRAs and  403(b)  plans) is  terminated  or Class N shares of all  Oppenheimer funds are  terminated as an  investment  option of the plan and Class N shares are  redeemed  within 18 months  after the plan's  first  purchase  of Class N shares of any  Oppenheimer  fund or with respect to an  individual  retirement plan or  403(b)  plan,  Class N shares  are  redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      When Class B or Class C shares are redeemed to effect an  exchange,  the priorities  described  in  "How  To Buy  Shares"  in the  Prospectus  for  the
imposition  of the Class B or the Class C  contingent  deferred  sales  charge will be followed in  determining  the order in which the shares are exchanged.
Before  exchanging  shares,  shareholders  should  take into  account  how the exchange  may  affect  any  contingent  deferred  sales  charge  that might be imposed in the  subsequent  redemption  of remaining  shares.  With respect to
Class N shares,  if you redeem your shares within 18 months of the  retirement plan's first  purchase or the  retirement  plan  eliminates the Fund as a plan investment  option  within 18 months of selecting  the Fund,  a 1%  contingent deferred sales charge will be imposed on the plan.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |_| Limits on Multiple  Exchange Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from  representatives  of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange  Requests.  When you exchange some or all of your shares from one fund to another,  any special account feature such as an Asset
Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the  Transfer  Agent not to do so.  However,  special redemption  and  exchange  features  such  as  Automatic  Exchange  Plans  and
Automatic  Withdrawal  Plans  cannot be switched to an account in  Oppenheimer
Senior Floating Rate Fund.

                        |_|  Processing   Exchange  Requests.   Shares  to  be
                  exchanged  are  redeemed  on the  regular  business  day the
                  Transfer Agent  receives an exchange  request in proper form
                  (the "Redemption Date"). Normally,  shares of the fund to be acquired are  purchased  on the  Redemption  Date,  but such purchases  may be delayed by either fund up to five business days if it determines that it would be  disadvantaged  by an immediate  transfer  of the  redemption  proceeds.  The Fund reserves  the  right,  in  its  discretion,  to  refuse  any exchange request that may  disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer might require the  disposition of portfolio  securities at a time or at a price  that  might  be  disadvantageous  to the
                  Fund, the Fund may refuse the request.
For full or partial  exchange  of an account  made by  telephone,  any special account  features such as Asset Builder Plans and Automatic  Withdrawal  Plans will be switched to the new account  unless the Transfer  Agent is  instructed otherwise.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

      Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there  can  be no  assurance  as to  the  payment  of  any  dividends  or  the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time  depending  on market  conditions, the  composition  of the Fund's  portfolio,  and expenses borne by the Fund or borne separately by a class.  Dividends are calculated in the same manner,  at the  same  time,  and on the  same day for  each  class  of  shares.  However, dividends  on Class B,  Class C and Class N shares  are  expected  to be lower than  dividends  on Class A shares or Class Y shares.  That is  because of the effect  of the  asset-based  sales  charge  on  Class B,  Class C and  Class N shares.  Those  dividends  will also differ in amount as a consequence  of any difference in the net asset values of the different classes of shares.

                  Dividends,  distributions  and proceeds of the redemption of
                  Fund shares  represented by checks  returned to the Transfer
                  Agent  by  the  Postal  Service  as  undeliverable  will  be invested in shares of  Oppenheimer  Money Market Fund,  Inc.
                  Reinvestment  will be made as promptly as possible after the return of such checks to the Transfer  Agent,  to enable the
                  investor  to  earn  a  return  on   otherwise   idle  funds.
                  Unclaimed  accounts  may be  subject  to  state  escheatment laws,  and the  Fund  and the  Transfer  Agent  will  not be
                  liable  to   shareholders  or  their   representatives   for
                  compliance with those laws in good faith.

Tax  Status  of the  Fund's  Dividends  and  Distributions.  The  Federal  tax
treatment of the Fund's  dividends and capital gains  distributions is briefly highlighted in the Prospectus.

      Special  provisions of the Internal  Revenue Code govern the eligibility of the Fund's  dividends  for the  dividends-received  deduction for corporate shareholders.  Long-term capital gains  distributions are not eligible for the deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying  dividends that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held
for 45 days or less.  To the extent  the Fund's  dividends  are  derived  from gross income from option  premiums,  interest income or short-term  gains from
the  sale  of  securities  or  dividends  from  foreign  corporations,   those
dividends will not qualify for the deduction.

                        Under the Internal  Revenue  Code, by December 31 each
                  year,   the  Fund  must   distribute   98%  of  its  taxable
                  investment  income earned from January 1 through December 31 of that year and 98% of its  capital  gains  realized in the period from November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not  distributed.  It is presently anticipated  that the Fund  will  meet  those  requirements.
                  However,  the  Board  of  Trustees  and  the  Manager  might determine in a particular  year that it would be in the best interests  of  shareholders  for the Fund  not to make  such distributions  at the required  levels and to pay the excise tax on the  undistributed  amounts.  That  would  reduce the
                  amount  of   income   or   capital   gains   available   for
                  distribution to shareholders.

      The Fund intends to qualify as a "regulated  investment  company"  under the  Internal  Revenue  Code  (although it reserves the right not to qualify).
That qualification  enables the Fund to "pass through" its income and realized capital gains to  shareholders  without having to pay tax on them. This avoids a double tax on that income and capital  gains,  since  shareholders  normally will be taxed on the  dividends  and capital  gains they receive from the Fund
(unless the Fund's shares are held in a retirement  account or the shareholder is  otherwise  exempt  from  tax).  If  the  Fund  qualifies  as a  "regulated investment  company"  under the Internal  Revenue  Code, it will not be liable
for  Federal   income  taxes  on  amounts   paid  by  it  as   dividends   and
distributions.  The Fund  qualified as a regulated  investment  company in its last fiscal  year.  The  Internal  Revenue  Code  contains a number of complex tests  relating  to  qualification  which  the  Fund  might  not  meet  in any particular  year. If it did not so qualify,  the Fund would be treated for tax purposes as an ordinary  corporation and receive no tax deduction for payments made to shareholders.

      If prior  distributions made by the Fund must be  re-characterized  as a non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual  account fee. It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should direct  inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  The Bank of New York is the  Custodian of the Fund's  assets.
The  Custodian's  responsibilities  include  safeguarding  and controlling the
Fund's  portfolio  securities and handling the delivery of such  securities to and from  the  Fund.  It will be the  practice  of the  Fund to deal  with the
Custodian in a manner  uninfluenced by any banking  relationship the Custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the  custodian  in excess of $100,000  are not  protected  by Federal  deposit insurance. Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors  of the  Fund.
They audit the Fund's  financial  statements  and perform  other related audit services.  They also act as auditors  for certain  other funds  advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Large Cap Growth Fund as of July
31, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period from December 17, 1998 (commencement of operations) to
July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Large Cap Growth Fund as of July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from December 17,
1998 (commencement of operations) to July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
August 21, 2000

STATEMENT OF INVESTMENTS  July 31, 2000

                                                                      Market Value
                                                             Shares     See Note 1
==================================================================================

 Common Stocks--99.9%
----------------------------------------------------------------------------------
 Basic Materials--0.2%
----------------------------------------------------------------------------------
 Chemicals--0.2%
 Ecolab, Inc.                                                 1,500     $   53,719
----------------------------------------------------------------------------------
 Capital Goods--7.6%
----------------------------------------------------------------------------------
 Electrical Equipment--6.7%
 General Electric Co.                                        39,400      2,026,637
----------------------------------------------------------------------------------
 Manufacturing--0.9%
 Danaher Corp.                                                3,200        163,000
----------------------------------------------------------------------------------
 Honeywell International, Inc.                                1,000         33,625
----------------------------------------------------------------------------------
 Microchip Technology, Inc.(1)                                  300         20,831
----------------------------------------------------------------------------------
 Millipore Corp.                                                900         56,587
                                                                        ----------
                                                                           274,043

----------------------------------------------------------------------------------
 Communication Services--1.8%
----------------------------------------------------------------------------------
 Telecommunications: Long Distance--1.8%
 Comverse Technology, Inc.(1)                                   500         43,875
----------------------------------------------------------------------------------
 Dycom Industries, Inc.(1)                                    3,000        128,250
----------------------------------------------------------------------------------
 Qwest Communications International, Inc.(1)                  3,631        170,430
----------------------------------------------------------------------------------
 WorldCom, Inc.(1)                                            5,400        210,937
                                                                        ----------
                                                                           553,492

----------------------------------------------------------------------------------
 Consumer Cyclicals--6.7%
----------------------------------------------------------------------------------
 Consumer Services--1.7%
 Omnicom Group, Inc.                                          6,000        510,000
----------------------------------------------------------------------------------
 Media--1.4%
 Dow Jones & Co., Inc.                                        6,400        422,000
----------------------------------------------------------------------------------
 Retail: General--1.9%
 Wal-Mart Stores, Inc.                                       10,400        571,350
----------------------------------------------------------------------------------
 Retail: Specialty--1.7%
 Home Depot, Inc.                                             1,500         77,625
----------------------------------------------------------------------------------
 Target Corp.                                                15,000        435,000
                                                                        ----------
                                                                           512,625

----------------------------------------------------------------------------------
 Consumer Staples--3.9%
----------------------------------------------------------------------------------
 Beverages--0.9%
 Anheuser-Busch Cos., Inc.                                    3,200        257,600
----------------------------------------------------------------------------------
 Broadcasting--1.8%
 Clear Channel Communications, Inc.(1)                        5,200        396,175
----------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A(1)                     1,200        149,100
                                                                        ----------
                                                                           545,275

12 | OPPENHEIMER LARGE CAP GROWTH FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Food--0.4%
 General Mills, Inc.                                          2,700     $   92,812
----------------------------------------------------------------------------------
 Quaker Oats Co.                                                500         33,625
                                                                        ----------
                                                                           126,437

----------------------------------------------------------------------------------
 Food & Drug Retailers--0.8%
 CVS Corp.                                                    6,000        236,625
----------------------------------------------------------------------------------
 Energy--0.5%
----------------------------------------------------------------------------------
 Energy Services--0.5%
 Weatherford International, Inc.(1)                           3,800        152,237
----------------------------------------------------------------------------------
 Financial--0.7%
----------------------------------------------------------------------------------
 Diversified Financial--0.7%
 American Express Co.                                         3,900        221,081
----------------------------------------------------------------------------------
 Healthcare--16.9%
----------------------------------------------------------------------------------
 Healthcare/Drugs--12.3%
 American Home Products Corp.                                 3,400        180,412
----------------------------------------------------------------------------------
 Andrx Corp.(1)                                               5,100        398,119
----------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                    14,900        739,412
----------------------------------------------------------------------------------
 Merck & Co., Inc.                                           14,700      1,053,806
----------------------------------------------------------------------------------
 Pfizer, Inc.                                                14,500        625,312
----------------------------------------------------------------------------------
 Pharmacia Corp.                                             12,900        706,275
                                                                        ----------
                                                                         3,703,336

----------------------------------------------------------------------------------
 Healthcare/Supplies & Services--4.6%
 Health Management Assn., Inc., Cl. A(1)                      1,800         28,237
----------------------------------------------------------------------------------
 Medtronic, Inc.                                             14,400        735,300
----------------------------------------------------------------------------------
 Minimed, Inc.(1)                                             2,200        277,337
----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc.(1)                           5,500        357,500
                                                                        ----------
                                                                         1,398,374

----------------------------------------------------------------------------------
 Technology--58.3%
----------------------------------------------------------------------------------
 Computer Hardware--11.9%
 Apple Computer, Inc.(1)                                      9,800        497,962
----------------------------------------------------------------------------------
 Comdisco, Inc.                                               5,600        144,900
----------------------------------------------------------------------------------
 Compaq Computer Corp.                                        8,200        230,112
----------------------------------------------------------------------------------
 EMC Corp.(1)                                                 3,800        323,475
----------------------------------------------------------------------------------
 International Business Machines Corp.                       10,100      1,135,619
----------------------------------------------------------------------------------
 Sun Microsystems, Inc.(1)                                   12,000      1,265,250
                                                                        ----------
                                                                         3,597,318

13 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Computer Software--15.4%
 Adobe Systems, Inc.                                            900    $   103,050
----------------------------------------------------------------------------------
 America Online, Inc.(1)                                     17,800        948,963
----------------------------------------------------------------------------------
 BroadVision, Inc.(1)                                         8,700        314,831
----------------------------------------------------------------------------------
 CNET Networks, Inc.(1)                                       1,300         38,919
----------------------------------------------------------------------------------
 I2 Technologies, Inc.(1)                                     4,800        622,800
----------------------------------------------------------------------------------
 Intuit, Inc.(1)                                             10,600        360,400
----------------------------------------------------------------------------------
 Microsoft Corp.(1)                                          15,800      1,103,038
----------------------------------------------------------------------------------
 Oracle Corp.(1)                                             15,600      1,172,925
                                                                       -----------
                                                                         4,664,926

----------------------------------------------------------------------------------
 Communications Equipment--10.0%
 ADC Telecommunications, Inc.(1)                             14,200        595,513
----------------------------------------------------------------------------------
 Advanced Fibre Communications, Inc.(1)                      10,700        458,763
----------------------------------------------------------------------------------
 Cisco Systems, Inc.(1)                                      24,600      1,609,763
----------------------------------------------------------------------------------
 Lucent Technologies, Inc.                                    4,600        201,250
----------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                     1,800        138,600
                                                                       -----------
                                                                         3,003,889

----------------------------------------------------------------------------------
 Electronics--21.0%
 Advanced Micro Devices, Inc.(1)                              5,900        424,431
----------------------------------------------------------------------------------
 Altera Corp.(1)                                              6,100        598,944
----------------------------------------------------------------------------------
 Applied Materials, Inc.(1)                                   8,700        660,113
----------------------------------------------------------------------------------
 Intel Corp.                                                 34,600      2,309,550
----------------------------------------------------------------------------------
 JDS Uniphase Corp.(1)                                        5,700        673,313
----------------------------------------------------------------------------------
 Micron Technology, Inc.(1)                                   7,700        627,550
----------------------------------------------------------------------------------
 Molex, Inc.                                                  1,000         47,047
----------------------------------------------------------------------------------
 Teradyne, Inc.(1)                                            7,200        456,300
----------------------------------------------------------------------------------
 Texas Instruments, Inc.                                      4,000        234,750
----------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                              4,200        315,263
                                                                       -----------
                                                                         6,347,261

----------------------------------------------------------------------------------
 Utilities--3.3%
----------------------------------------------------------------------------------
 Electric Utilities--1.2%
 AES Corp. (The)(1)                                           7,000        374,063
----------------------------------------------------------------------------------
 Gas Utilities--2.1%
----------------------------------------------------------------------------------
 Dynegy, Inc.                                                 3,700        260,388
----------------------------------------------------------------------------------
 Enron Corp.                                                  4,900        360,763
                                                                       -----------
                                                                           621,151
                                                                       -----------
 Total Common Stocks (Cost $28,501,879)                                 30,173,439

14 | OPPENHEIMER LARGE CAP GROWTH FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
==================================================================================
 Repurchase Agreements--2.7%
----------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets, Inc.,
 6.53%, dated 7/31/00, to be repurchased at $827,150
 on 8/1/00, collateralized by U.S. Treasury Nts.,
 4.25%-7.875%, 8/31/00-8/15/09, with a value of $604,145
 and U.S. Treasury Bonds, 5.25%-14%, 8/15/03-11/15/28,
 with a value of $241,317 (Cost $827,000)                  $827,000    $   827,000
----------------------------------------------------------------------------------
 Total Investments, at Value  (Cost $29,328,879)              102.6%    31,000,439
----------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                         (2.6)      (789,438)
                                                           -----------------------
 Net Assets                                                   100.0%   $30,211,001
                                                           =======================

Footnotes to Statement of Investments

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

15 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2000

=============================================================================================

 Assets

 Investments, at value (cost $29,328,879)--see accompanying statement             $31,000,439
---------------------------------------------------------------------------------------------
 Cash                                                                                     729
---------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                      91,359
 Shares of beneficial interest sold                                                    87,485
 Interest and dividends                                                                 7,821
 Other                                                                                  1,578
                                                                                  -----------
 Total assets                                                                      31,189,411

=============================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                                809,195
 Shares of beneficial interest redeemed                                                69,174
 Shareholder reports                                                                   36,203
 Trustees' compensation                                                                33,739
 Distribution and service plan fees                                                     7,387
 Transfer and shareholder servicing agent fees                                          4,385
 Other                                                                                 18,327
                                                                                  -----------
 Total liabilities                                                                    978,410

=============================================================================================
 Net Assets                                                                       $30,211,001
                                                                                  ===========
=============================================================================================
 Composition of Net Assets

 Paid-in capital                                                                  $26,580,515
---------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                      (32,067)
---------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                           1,990,993
---------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                         1,671,560
                                                                                  -----------
 Net Assets                                                                       $30,211,001
                                                                                  ===========
=============================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $16,470,170 and 1,131,788 shares of beneficial interest outstanding)                  $14.55
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                           $15.44
---------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,498,741
 and 799,259 shares of beneficial interest outstanding)                                $14.39
---------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,240,625
 and 155,679 shares of beneficial interest outstanding)                                $14.39
---------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $1,465 and 100 shares of beneficial interest outstanding)                   $14.65

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2000

==================================================================================

 Investment Income

 Dividends                                                              $  119,750
----------------------------------------------------------------------------------
 Interest                                                                   59,437
                                                                        ----------
 Total income                                                              179,187

==================================================================================
 Expenses

 Management fees                                                           155,638
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                    24,736
 Class B                                                                    72,350
 Class C                                                                    15,619
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    31,172
 Class B                                                                    18,556
 Class C                                                                     4,094
----------------------------------------------------------------------------------
 Shareholder reports                                                        72,407
----------------------------------------------------------------------------------
 Trustees' compensation                                                     36,871
----------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                19,442
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                 3,659
----------------------------------------------------------------------------------
 Other                                                                      11,097
                                                                        ----------
 Total expenses                                                            465,641
 Less expenses paid indirectly                                              (3,583)
                                                                        ----------
 Net expenses                                                              462,058

==================================================================================
 Net Investment Loss                                                      (282,871)

==================================================================================
 Realized and Unrealized Gain

 Net realized gain on investments                                        2,721,948

----------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                    1,144,045
                                                                        ----------
 Net realized and unrealized gain                                        3,865,993

==================================================================================
 Net Increase in Net Assets Resulting from Operations                   $3,583,122
                                                                        ==========

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         Year Ended   Period Ended
                                                           July 31,       July 31,
                                                               2000        1999(1)
==================================================================================

 Operations

 Net investment loss                                    $  (282,871)    $  (33,633)
----------------------------------------------------------------------------------
 Net realized gain                                        2,721,948        130,952
----------------------------------------------------------------------------------
 Net change in unrealized appreciation                    1,144,045        527,515
                                                        --------------------------
 Net increase in net assets resulting from operations     3,583,122        624,834

==================================================================================
 Dividends and/or Distributions to Shareholders

 Distributions from net realized gain:
 Class A                                                   (126,072)            --
 Class B                                                    (70,994)            --
 Class C                                                    (20,287)            --
 Class Y                                                        (18)            --

==================================================================================
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                  8,398,029      5,504,074
 Class B                                                  8,645,757      1,709,968
 Class C                                                  1,539,267        422,321
 Class Y                                                         --          1,000

==================================================================================
 Net Assets

 Total increase                                          21,948,804      8,262,197
----------------------------------------------------------------------------------
 Beginning of period                                      8,262,197             --
                                                        --------------------------
 End of period [including accumulated net investment
 income (loss) of $(32,067) and $3, respectively]       $30,211,001     $8,262,197
                                                        ==========================

1. For the period from December 17, 1998 (commencement of operations) to July
31, 1999.

See accompanying Notes to Financial Statements.

18 | OPPENHEIMER LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                                     Class A                      Class B
                                                                        Year                         Year
                                                                       Ended                        Ended
                                                                    July 31,                     July 31,
                                                         2000        1999(1)          2000        1999(2)
=========================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                  $11.93         $10.00        $11.89         $10.48
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.11)         (1.05)         (.17)         (1.04)
 Net realized and unrealized gain                        2.91           2.98          2.85           2.45
                                                       --------------------------------------------------
 Total income from investment operations                 2.80           1.93          2.68           1.41
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    (.18)            --          (.18)            --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.55         $11.93        $14.39         $11.89
                                                       ==================================================

=========================================================================================================
 Total Return, at Net Asset Value(3)                    23.63%         19.30%        22.70%         13.45%

=========================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $16,470         $6,059       $11,499         $1,764
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $11,973         $4,028       $ 7,257         $  722
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                    (1.03)%        (1.05)%       (1.81)%        (1.93)%
 Expenses                                                1.91%          1.81%         2.69%          2.92%
 Expenses, net of indirect expenses and
 waiver of expenses                                      1.89%          1.65%         2.67%          2.75%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  258%           157%          258%           157%

1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999. 2. For the period from March 1, 1999 (inception of offering) to July 31, 1999. 3. Assumes a
$1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or commencement of operations) with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                     Class C                      Class Y
                                                                        Year                         Year
                                                                       Ended                        Ended
                                                                    July 31,                     July 31,
                                                         2000        1999(2)          2000        1999(1)
=========================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                  $11.89         $10.48        $11.95         $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.19)         (1.04)         (.07)         (1.03)
 Net realized and unrealized gain                        2.87           2.45          2.95           2.98
                                                       --------------------------------------------------
 Total income from investment operations                 2.68           1.41          2.88           1.95
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                    (.18)            --          (.18)            --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.39         $11.89        $14.65         $11.95
                                                       ==================================================

=========================================================================================================
 Total Return, at Net Asset Value(3)                    22.70%         13.45%        24.27%         19.50%

=========================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $2,241           $438            $1             $1
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $1,566           $192            $1             $1
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                    (1.82)%        (1.95)%       (0.54)%        (0.72)%
 Expenses                                                2.72%          2.90%         1.45%          1.65%
 Expenses, net of indirect expenses and
 waiver of expenses                                      2.70%          2.73%         1.43%          1.50%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  258%           157%          258%           157%

1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999. 2. For the period from March 1, 1999 (inception of offering) to July 31, 1999. 3. Assumes a
$1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or commencement of operations) with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies

Oppenheimer Large Cap Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

21 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
1. Significant Accounting Policies Continued

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class.
Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan for the
Fund’s independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2000, a provision of $32,067 was made for the Fund’s projected benefit obligations, resulting in an accumulated liability of $32,067 as of July 31, 2000.

        The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more
Oppenheimer funds selected by the trustee. The amount paid to the Board of
Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

22 | OPPENHEIMER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

        The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July
31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $361,661, a decrease in accumulated net investment loss of $250,801, and a decrease in accumulated net realized gain on investments of $612,462. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

23 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class.
Transactions in shares of beneficial interest were as follows:

                              Year Ended July 31, 2000     Period Ended July 31, 1999(1,2)
                                 Shares         Amount                Shares        Amount
------------------------------------------------------------------------------------------

 Class A
 Sold                           912,843    $12,377,105               594,395    $6,469,402
 Dividends and/or
 distributions reinvested         7,861        104,002                    --            --
 Redeemed                      (296,838)    (4,083,078)              (86,473)     (965,328)
                               -----------------------------------------------------------
 Net increase                   623,866    $ 8,398,029               507,922    $5,504,074
                               ===========================================================

------------------------------------------------------------------------------------------
 Class B
 Sold                           835,185    $11,197,215               151,712    $1,750,100
 Dividends and/or
 distributions reinvested         4,775         62,802                    --            --
 Redeemed                      (189,125)    (2,614,260)               (3,288)      (40,132)
                               -----------------------------------------------------------
 Net increase                   650,835    $ 8,645,757               148,424    $1,709,968
                               ===========================================================

------------------------------------------------------------------------------------------
 Class C
 Sold                           195,498    $ 2,588,850                39,237    $  452,446
 Dividends and/or
 distributions reinvested         1,535         20,206                    --            --
 Redeemed                       (78,139)    (1,069,789)               (2,452)      (30,125)
                               -----------------------------------------------------------
 Net increase                   118,894    $ 1,539,267                36,785    $  422,321
                               ===========================================================

------------------------------------------------------------------------------------------
 Class Y
 Sold                                --    $        --                   100    $    1,000
 Dividends and/or
 distributions reinvested            --             --                    --            --
 Redeemed                            --             --                    --            --
                               -----------------------------------------------------------
 Net increase                        --    $        --                   100    $    1,000
                               ===========================================================

1. For the period from December 17, 1998 (commencement of operations) to July
31, 1999, for Class A and Class Y.
2. For the period from March 1, 1999 (inception of offering) to July 31, 1999, for Class B and Class C.

================================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2000, were $71,303,060 and $51,762,200, respectively.

As of July 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $29,349,143 was:

Gross unrealized appreciation  $ 3,077,195
Gross unrealized depreciation   (1,425,899)

Net unrealized depreciation    $ 1,651,296
                               ===========

24 | OPPENHEIMER LARGE CAP GROWTH FUND

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund’s management fee for the year ended July 31, 2000, was an annualized rate of 0.75%, before any waiver by the
Manager if applicable.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an “at-cost” basis.
OFS also acts as the transfer and shareholder servicing agent for the other
Oppenheimer funds.

--------------------------------------------------------------------------------

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the
Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate        Class A    Commissions     Commissions     Commissions
                      Front-End      Front-End     on Class A      on Class B      on Class C
                  Sales Charges  Sales Charges         Shares          Shares          Shares
                     on Class A    Retained by    Advanced by     Advanced by     Advanced by
Year Ended               Shares    Distributor    Distributor(1)  Distributor(1)  Distributor(1)
---------------------------------------------------------------------------------------------

July 31, 2000           $97,002        $40,167         $5,583        $141,328          $8,962

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                               Class A                  Class B                  Class C
                   Contingent Deferred      Contingent Deferred      Contingent Deferred
                         Sales Charges            Sales Charges            Sales Charges
 Year Ended    Retained by Distributor  Retained by Distributor  Retained by Distributor
----------------------------------------------------------------------------------------

July 31, 2000                       --                  $19,709                      $--

        The Fund has adopted a Service Plan for Class A shares and Distribution and Service
Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company
Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions.
The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The
Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2000, payments under the Class A plan totaled $24,736 prior to Management waivers if applicable, all of which were paid by the Distributor to recipients, and included $3,679 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any fiscal year cannot be recovered in subsequent years.

25 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

        The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

        The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended July 31, 2000, were as follows:

                                                         Distributor's     Distributor's
                                                             Aggregate      Unreimbursed
                                                          Unreimbursed     Expenses as %
                        Total Payments  Amount Retained       Expenses     of Net Assets
                            Under Plan   by Distributor     Under Plan          of Class
----------------------------------------------------------------------------------------

Class B Plan                   $72,350          $62,003       $114,101              0.99%
Class C Plan                    15,619            7,689         10,331              0.46

================================================================================
5. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%.
The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus
0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

        The Fund had no borrowings outstanding during the year ended July 31, 2000.

26 | OPPENHEIMER LARGE CAP GROWTH FUND
A-1 Appendix A Industry Classifications Aerospace/Defense Food and Drug Retailers Air Transportation Gas Utilities Asset-Backed Health Care/Drugs Auto Parts and Equipment Health Care/Supplies & Services Automotive Homebuilders/Real Estate Bank Holding Companies Hotel/Gaming Banks Industrial Services Beverages Information Technology Broadcasting Insurance Broker-Dealers Leasing & Factoring Building Materials Leisure Cable Television Manufacturing Chemicals Metals/Mining Commercial Finance Nondurable Household Goods Communication Equipment Office Equipment Computer Hardware Oil - Domestic Computer Software Oil - International Conglomerates Paper Consumer Finance Photography Consumer Services Publishing Containers Railroads & Truckers Convenience Stores Restaurants Department Stores Savings & Loans Diversified Financial Shipping Diversified Media Special Purpose Financial Drug Wholesalers Specialty Printing Durable Household Goods Specialty Retailing Education Steel Electric Utilities Telecommunications - Long Distance Electrical Equipment Telephone - Utility Electronics Textile, Apparel & Home Furnishings Energy Services Tobacco Entertainment/Film Trucks and Parts Environmental Wireless Services Food B-13 Appendix B OppenheimerFunds Special Sales Charge Arrangements and Waivers In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds. For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, (2) non-qualified deferred compensation plans, (3) employee benefit plans4 (4) Group Retirement Plans5 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request. I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies). There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."6 This waiver provision applies to: - Purchases of Class A shares aggregating $1 million or more. - Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. - Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or (2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases. - Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: (1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). (2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments. (3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager). - Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001. II. Waivers of Class A Sales Charges of Oppenheimer Funds A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases): - The Manager or its affiliates. - Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included. - Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. - Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees. - Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children). - Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares. - Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients. - "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. - Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares. - Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons. - Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts. - A unit investment trust that has entered into an appropriate agreement with the Distributor. - Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services. - Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. - A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995. - A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996. B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases): - Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party. - Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor. - Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver. - Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series. - Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor. C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: - To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually. - Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus). - For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established. (2) To return excess contributions. (3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.7 (5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. (6) To meet the minimum distribution requirements of the Internal Revenue Code. (7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. (8) For loans to participants or beneficiaries. (9) Separation from service.8 (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. - For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver. III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. A. Waivers for Redemptions in Certain Cases. The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases: - Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus. - Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration. - Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver. - Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch. - Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose. - Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds. - Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes: (1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund. (2) To return excess contributions made to a participant's account. (3) To return contributions made due to a mistake of fact. (4) To make hardship withdrawals, as defined in the plan.10 (5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. (6) To meet the minimum distribution requirements of the Internal Revenue Code. (7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. (8) For loans to participants or beneficiaries.11 (9) On account of the participant's separation from service.12 (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor. (11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. (12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually. (13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually. (14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver. - Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually. B. Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: - Shares sold to the Manager or its affiliates. - Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. - Shares issued in plans of reorganization to which the Fund is a party. - Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees. IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include: Oppenheimer Quest Value Fund, Inc. Oppenheimer Small Cap Value Fund Oppenheimer Quest Balanced Value FundOppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995: Quest for Value U.S. Government Income Fund Quest for Value New York Tax-Exempt Fund Quest for Value Investment Quality Income Fund Quest for Value National Tax-Exempt Fund Quest for Value Global Income Fund Quest for Value California Tax-Exempt Fund All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either: - acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or - purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995. A. Reductions or Waivers of Class A Sales Charges. - - Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders. Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. -------------------------------------------------------------------------------- Initial Sales Initial Sales Number of Eligible Charge as a % of Charge as a % of Concession as % Employees or Members Offering Price Net Amount Invested of Offering Price -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 9 or Fewer 2.50% 2.56% 2.00% -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- At least 10 but not 2.00% 2.04% 1.60% more than 49 -------------------------------------------------------------------------------- For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus. Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor. - - Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges: - Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds. - Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds. - - Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund: Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law. B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers. - - Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with: - withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts. - - Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: - redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); - withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption. V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc. The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer Value Fund and Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds: Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account Connecticut Mutual Government Securities Account CMIA LifeSpan Capital Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced Account Connecticut Mutual Growth Account CMIA Diversified Income Account A. Prior Class A CDSC and Class A Sales Charge Waivers. - Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first). Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and (2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge. Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC. - Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more; (3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; (4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies; (5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and (6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above. Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund. B. Class A and Class B Contingent Deferred Sales Charge Waivers. In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder; (2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code; (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund. VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc. Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%. VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: - the Manager and its affiliates, - present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees, - registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose, - dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees, - employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications, - dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services. ------------------------------------------------------------------------------ Oppenheimer Large Cap Growth Fund ------------------------------------------------------------------------------ Internet Web Site: www.oppenheimerfunds.com ------------------------ Investment Adviser OppenheimerFunds, Inc. Two World Trade Center New York, New York 10048-0203 Distributor OppenheimerFunds Distributor, Inc. Two World Trade Center New York, New York 10048-0203 Transfer Agent OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217 1-800-525-7048 Custodian Bank The Bank of New York One Wall Street New York, New York 10015 Independent Auditors KPMG LLP 707 Seventeenth Street Denver, Colorado 80202 Legal Counsel Mayer, Brown & Platt 1675 Broadway New York, New York 10019-5820 1234 PX775.0901 -------- 1Ms. Macaskill and Mr. Griffiths are not Directors of Oppenheimer Money Market Fund, Inc. 2 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund. 3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares. 4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor. 6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year. 7 This provision does not apply to IRAs. 8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 10 This provision does not apply to IRAs. 11 This provision does not apply to loans from 403(b)(7) custodial plans. 12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.